Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 15, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by SEC rules, the following table summarizes certain information intended to illustrate the relationship between executive compensation “actually paid” and our financial performance in the last four fiscal years.

“Compensation actually paid,” as calculated pursuant to SEC disclosure rules, differs from the total compensation reported in the Summary Compensation Table in the applicable year due to the impact of changes in our stock price as well as the achievement of the underlying vesting conditions with respect to our equity awards, while compensation reported in the Summary Compensation Table calculates equity awards based on the grant date fair value of such equity awards and does not include any adjustments for failure to achieve the underlying vesting conditions or changes in our stock price. Amounts shown below as “compensation actually paid” do not reflect what was actually paid to or realized by our NEOs. Furthermore, these amounts are not taken into account by our Compensation Committee in making compensation decisions for our NEOs. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with the Company’s performance, please refer to the section of this proxy statement entitled “Compensation Discussion and Analysis—Executive Compensation Philosophy and Objectives.”

					Value of Initial Fixed $100 Investment Based on:(5)
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income ($)	Revenue ($)(6)
2023	6,474,946	(742,679)	2,120,417	269,676	8.92	88.78	(172,797,000)	130,376,000
2022	4,128,283	(1,465,408)	1,857,888	425,809	42.55	94.11	(162,956,000)	115,375,000
2021	7,138,281	802,378	1,790,467	(1,356,955)	75.96	122.80	(131,935,000)	102,602,000
2020	2,796,160	46,428,956	2,869,385	16,468,798	93.67	118.65	(121,492,000)	49,935,000

(1)
Leslie Trigg served as our principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022 and 2023 and our other named executive officers for the applicable fiscal years were as follows:
-
2023: Nabeel Ahmed, John Brottem, Jean-Olivier Racine, Steve Williamson
-
2022: Nabeel Ahmed, John Brottem, Martin Vazquez, Steve Williamson
-
2021: Nabeel Ahmed, Rebecca Chambers, John Brottem, Jean-Olivier Racine, Martin Vazquez
-
2020: Rebecca Chambers, Steve Williamson
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our named executive officers for the applicable fiscal year other than the PEO for such years.
(3)
Amounts reported in this column represent the compensation actually paid to our PEO in the indicated fiscal years, based on her total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

		PEO
		2023 ($)	2022 ($)	2021 ($)	2020 ($)
	Summary Compensation Table - Total Compensation(a)	6,474,946	4,128,283	7,138,281	2,796,160
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(5,254,876)	(2,904,800)	(5,600,575)	(1,921,078)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	713,379	1,963,877	4,874,562	11,657,591
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	(2,126,911)	(2,894,318)	(1,357,052)	26,071,687
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	—	—	—	567,369
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	(549,217)	(1,758,449)	(4,252,838)	7,257,226
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	—	—	—	—
=	Compensation Actually Paid	(742,679)	(1,465,408)	802,378	46,428,956

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the option awards and stock awards granted to our PEO during the indicated fiscal year, computed in accordance with ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with ASC 718. For awards subject to performance-based vesting conditions, the value set forth herein is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Assumptions used in calculating these amounts are outlined in Note 8 of our financial statements included in our 2023 annual report.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by our PEO as of the last day of the indicated fiscal year and granted in a prior fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Assumptions used in calculating these amounts are outlined in Note 8 of our financial statements included in our 2023 annual report.
(e)
Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to our PEO and vested during the indicated fiscal year, computed in accordance with ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than our PEO in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Other Named Executive Officers Average(a)
		2023 ($)	2022 ($)	2021 ($)	2020 ($)
	Summary Compensation Table - Total Compensation(b)	2,120,417	1,857,888	1,790,467	2,869,385
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	(1,511,218)	(1,175,932)	(1,269,394)	(2,469,473)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	285,115	826,328	931,355	7,059,230
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	(403,901)	(612,082)	(203,933)	7,778,663
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	—	—	—	257,520
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(220,737)	(464,855)	(959,759)	973,473
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	—	(5,538)	(1,645,691)	—
=	Compensation Actually Paid	269,676	425,809	(1,356,955)	16,468,798

(a)
Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with ASC 718. For awards subject to performance-based vesting conditions, the value set forth herein is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Assumptions used in calculating these amounts are outlined in Note 8 of our financial statements included in our 2023 annual report.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported named executive officers as of the last day of the indicated fiscal year and granted in a prior fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Assumptions used in calculating these amounts are outlined in Note 8 of our financial statements included in our 2023 annual report.
(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option awards and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC 718.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.
(5)
These columns compare the total cumulative stockholder return on our common stock (under “Total Stockholder Return”) with the total return for the S&P Healthcare Equipment Select Industry Index (“SPSIHE”), a published index that includes companies in the healthcare equipment industry (under “Peer Group Total Stockholder Return”). Pursuant to the rules of the SEC, the comparison assumes $100 was invested in our common stock on September 15, 2020 (the first day of trading of our common stock), and its relative performance is tracked through December 29, 2023, the last trading day of our most recent fiscal year. All values assume reinvestment of the full amount of all dividends, however no dividends have been declared on our common stock to date. The offering price of our common stock in our IPO, which had a closing stock price of $60.68 on September 15, 2020, was $27.00 per share. Note that historic stock price performance is not necessarily indicative of future stock price performance.
(6)
The Compensation Committee selected revenue as the “Company Selected Measure” for purposes of this table. As reflected below in the section entitled “List of Performance Measures,” we used multiple financial performance measures to link compensation actually paid to the NEOs for 2023. The Compensation Committee determined the most important of these financial performance measures for 2023 to be revenue, as the highest-weighted corporate performance goal under our annual cash bonus program, and a core driver of the Company’s performance, growth and stockholder value creation.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Leslie Trigg served as our principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022 and 2023 and our other named executive officers for the applicable fiscal years were as follows:
-
2023: Nabeel Ahmed, John Brottem, Jean-Olivier Racine, Steve Williamson
-
2022: Nabeel Ahmed, John Brottem, Martin Vazquez, Steve Williamson
-
2021: Nabeel Ahmed, Rebecca Chambers, John Brottem, Jean-Olivier Racine, Martin Vazquez
-
2020: Rebecca Chambers, Steve Williamson

Peer Group Issuers, Footnote
(5)
These columns compare the total cumulative stockholder return on our common stock (under “Total Stockholder Return”) with the total return for the S&P Healthcare Equipment Select Industry Index (“SPSIHE”), a published index that includes companies in the healthcare equipment industry (under “Peer Group Total Stockholder Return”). Pursuant to the rules of the SEC, the comparison assumes $100 was invested in our common stock on September 15, 2020 (the first day of trading of our common stock), and its relative performance is tracked through December 29, 2023, the last trading day of our most recent fiscal year. All values assume reinvestment of the full amount of all dividends, however no dividends have been declared on our common stock to date. The offering price of our common stock in our IPO, which had a closing stock price of $60.68 on September 15, 2020, was $27.00 per share. Note that historic stock price performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 6,474,946	$ 4,128,283	$ 7,138,281	$ 2,796,160
PEO Actually Paid Compensation Amount	$ (742,679)	(1,465,408)	802,378	46,428,956
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to our PEO in the indicated fiscal years, based on her total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

		PEO
		2023 ($)	2022 ($)	2021 ($)	2020 ($)
	Summary Compensation Table - Total Compensation(a)	6,474,946	4,128,283	7,138,281	2,796,160
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(5,254,876)	(2,904,800)	(5,600,575)	(1,921,078)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	713,379	1,963,877	4,874,562	11,657,591
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	(2,126,911)	(2,894,318)	(1,357,052)	26,071,687
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	—	—	—	567,369
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	(549,217)	(1,758,449)	(4,252,838)	7,257,226
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	—	—	—	—
=	Compensation Actually Paid	(742,679)	(1,465,408)	802,378	46,428,956

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the option awards and stock awards granted to our PEO during the indicated fiscal year, computed in accordance with ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with ASC 718. For awards subject to performance-based vesting conditions, the value set forth herein is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Assumptions used in calculating these amounts are outlined in Note 8 of our financial statements included in our 2023 annual report.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by our PEO as of the last day of the indicated fiscal year and granted in a prior fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Assumptions used in calculating these amounts are outlined in Note 8 of our financial statements included in our 2023 annual report.
(e)
Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to our PEO and vested during the indicated fiscal year, computed in accordance with ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,120,417	1,857,888	1,790,467	2,869,385
Non-PEO NEO Average Compensation Actually Paid Amount	$ 269,676	425,809	(1,356,955)	16,468,798
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than our PEO in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Other Named Executive Officers Average(a)
		2023 ($)	2022 ($)	2021 ($)	2020 ($)
	Summary Compensation Table - Total Compensation(b)	2,120,417	1,857,888	1,790,467	2,869,385
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	(1,511,218)	(1,175,932)	(1,269,394)	(2,469,473)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	285,115	826,328	931,355	7,059,230
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	(403,901)	(612,082)	(203,933)	7,778,663
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	—	—	—	257,520
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(220,737)	(464,855)	(959,759)	973,473
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	—	(5,538)	(1,645,691)	—
=	Compensation Actually Paid	269,676	425,809	(1,356,955)	16,468,798

(a)
Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with ASC 718. For awards subject to performance-based vesting conditions, the value set forth herein is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Assumptions used in calculating these amounts are outlined in Note 8 of our financial statements included in our 2023 annual report.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported named executive officers as of the last day of the indicated fiscal year and granted in a prior fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Assumptions used in calculating these amounts are outlined in Note 8 of our financial statements included in our 2023 annual report.
(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option awards and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC 718.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following table includes a list of financial performance measures which, in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs to Company performance for 2023. More information about the ways in which these measures were integrated into the Company’s annual cash bonus and long-term equity incentive programs is included in the Compensation Discussion and Analysis section of this proxy statement.

PERFORMANCE MEASURES:
✓ Revenue ✓ Gross margin (non-GAAP) ✓ Relative TSR compared to Russell 2000 Medical Device Index ✓ Number of patients treating at home on Tablo ✓ Reduction in service costs per console per year ✓ Stock price

Total Shareholder Return Amount	$ 8.92	42.55	75.96	93.67
Peer Group Total Shareholder Return Amount	88.78	94.11	122.8	118.65
Net Income (Loss)	$ (172,797,000)	$ (162,956,000)	$ (131,935,000)	$ (121,492,000)
Company Selected Measure Amount	130,376,000	115,375,000	102,602,000	49,935,000
PEO Name	Leslie Trigg	Leslie Trigg	Leslie Trigg	Leslie Trigg
Fair Value of Fixed Investment					$ 100
Common Stock, Stock Price					$ 60.68
Common Stock, Offering Price					$ 27
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(6)
The Compensation Committee selected revenue as the “Company Selected Measure” for purposes of this table. As reflected below in the section entitled “List of Performance Measures,” we used multiple financial performance measures to link compensation actually paid to the NEOs for 2023. The Compensation Committee determined the most important of these financial performance measures for 2023 to be revenue, as the highest-weighted corporate performance goal under our annual cash bonus program, and a core driver of the Company’s performance, growth and stockholder value creation.

Measure:: 2
Pay vs Performance Disclosure
Name	Gross margin (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR compared to Russell 2000 Medical Device Index
Measure:: 4
Pay vs Performance Disclosure
Name	Number of patients treating at home on Tablo
Measure:: 5
Pay vs Performance Disclosure
Name	Reduction in service costs per console per year
Measure:: 6
Pay vs Performance Disclosure
Name	Stock price
PEO | Adjustement to Compensation Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,254,876)	$ (2,904,800)	$ (5,600,575)	$ (1,921,078)
PEO | Adjustement to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	713,379	1,963,877	4,874,562	11,657,591
PEO | Adjustement to Compensation Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,126,911)	(2,894,318)	(1,357,052)	26,071,687
PEO | Adjustement to Compensation Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	567,369
PEO | Adjustement to Compensation Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(549,217)	(1,758,449)	(4,252,838)	7,257,226
PEO | Adjustement to Compensation Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustement to Compensation Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,511,218)	(1,175,932)	(1,269,394)	(2,469,473)
Non-PEO NEO | Adjustement to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,115	826,328	931,355	7,059,230
Non-PEO NEO | Adjustement to Compensation Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(403,901)	(612,082)	(203,933)	7,778,663
Non-PEO NEO | Adjustement to Compensation Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	257,520
Non-PEO NEO | Adjustement to Compensation Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,737)	(464,855)	(959,759)	973,473
Non-PEO NEO | Adjustement to Compensation Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (5,538)	$ (1,645,691)	$ 0